Premises and Equipment - Year-End Premises and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 54,397	$ 43,247
Accumulated depreciation	(32,376)	(25,636)
Premises and equipment, net	22,021	17,611
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	6,553	5,022
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	27,013	21,221
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 20,831	$ 17,004